LEASES - Cash paid for amounts included in the measurement of lease liabilities (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
LEASES
Operating cash payments for operating leases	¥ 34,691	$ 5,179	¥ 3,204